Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,843,000
Previously Paid Amount	0.00
Total Fee Amount	392.62
Total Offset Amount	0.00
Net Fee	392.62
Narrative - Max Aggregate Offering Price	$ 2,843,000
Final Prospectus	true